Trade and Other Receivables and Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and Other Receivables

As at Dec. 31	2024	2023
Trade accounts receivable	570	600
Collateral provided (Note 15)	124	145
Current portion of finance lease receivables (Note 17)	30	19
Current portion of loan receivable (Note 23)	1	1
Income taxes receivable	42	42
Trade and other receivables	767	807

Components of Accounts Payable

As at Dec. 31	2024	2023
Accounts payable and accrued liabilities	694	772
Income taxes payable	23	9
Interest payable	17	16
Current portion of contract liabilities (Note 5)	12	3
Liabilities Held for Sale	1	—
Collateral held (Note 15)	9	9
Accounts payable, accrued liabilities and other current liabilities	756	809